UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  April 30
Date of reporting period: October 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                              PREMIER SELECTIONS
                              GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

     PREMIER SELECTIONS SERIES  |  SEMI-ANNUAL REPORT  |  OCTOBER 31, 2003

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]                        RICHIE FREEMAN,
                               JEFFREY J. RUSSELL
                               PORTFOLIO MANAGERS

       Premier Selections Series
 [LOGO]

 Semi-Annual Report . October 31, 2003

 SMITH BARNEY PREMIER SELECTIONS GLOBAL GROWTH FUND

      RICHIE FREEMAN, CFA

      Richie Freeman, CFA, has more than 27 years of securities business experience and has been co-managing the fund since its inception.

      Education: BS from Brooklyn College, MBA from New York University

      JEFFREY J. RUSSELL, CFA

      Jeffrey J. Russell, CFA, has more than 21 years of securities business experience and has been co-managing the fund since its inception.

      Education: BS from the Massachusetts Institute of Technology, MBA from the University of Pennsylvania's Wharton School of Finance.

      FUND OBJECTIVE

      The fund seeks long-term capital growth. It seeks to achieve this goal by investing in two different areas: U.S. and international equities. The U.S. equity segment of the fund invests primarily in common stocks of companies that the segment manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies that comprise the Russell 3000 Growth Index. The international equity segment of the fund invests primarily in equity securities of foreign companies.

      FUND FACTS

      FUND INCEPTION
      -----------------
      June 30, 2000

      COMBINED INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      48 Years


What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  4
Statement of Assets and Liabilities...................................  7
Statement of Operations...............................................  8
Statements of Changes in Net Assets...................................  9
Notes to Financial Statements......................................... 10
Financial Highlights.................................................. 14

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The global equity markets rallied sharply during the six months ended October 31, as investors responded to a number of positive developments. In the U.S. market, the end of major combat in Iraq, a rebound in consumer confidence and improved corporate profits all helped buoy stocks. Accommodative monetary and fiscal policy also contributed to the market's advance as the Fed lowered the federal funds rate/i/ in June another quarter of a percent to 1.00%, a four-decade low. On the fiscal front, Congress passed a tax reduction package that included rate reductions on capital gains and dividends.

Low interest rates across the globe and signs of an economic recovery in the United States, Japan, and elsewhere combined to boost non-U.S. equity markets as well. This economic environment proved to be a favorable one for the fund, as evidenced by its returns for the period.

Fund Performance
For the six months ended October 31, 2003, Class A shares of the Smith Barney Premier Selections Global Growth Fund, excluding sales charges, returned 19.87%.


                  PERFORMANCE SNAPSHOT AS OF OCTOBER 31, 2003
                           (excluding sales charges)

                               6 Months
Class A Shares                  19.87%
MSCI World Growth Index         16.96%
Russell 3000 Growth Index       18.06%
Russell 2500 Growth Index       34.33%
MSCI EAFE Growth Index          20.68%
MSCI EAFE Index                 24.77%
Average of Lipper global funds  20.93%

   Class A shares returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

   The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries. The Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Growth Index measures the performance of the 2,500 smallest companies in the Russell 3000 with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Growth is an unmanaged index of growth stocks of companies located in Europe, Australasia and the Far East. The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.

   Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended October 31, 2003, calculated among 335 funds in the fund's Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.

   All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. Performance of other classes will vary.

1 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

The fund underperformed its Lipper peer group of global funds, which on average returned 20.93% for the same period./1/ The fund outperformed two of its five unmanaged benchmarks, the MSCI World Growth Index and the Russell 3000 Growth Index, which returned 16.96% and 18.06%, respectively, for the same period. However, the fund underperformed its other three unmanaged benchmarks, the Russell 2500 Growth Index, the MSCI EAFE Growth Index and the MSCI EAFE Index, which returned 34.33%, 20.68% and 24.77%, respectively, for the same period./ii/

Special Shareholder Notice
The fund's Board of Directors approved several changes to the fund affecting the fund's name, investment strategy, portfolio management team and performance benchmarks. Additionally, the investment advisory fee payable by the fund will be reduced. However, the fund's investment objective of long-term capital growth will not change. The fund's new name will be Smith Barney Multiple Discipline Funds -- Global All Cap Growth and Value Fund.

The fund's strategy will be to combine the efforts of the managers of each of the fund's four portfolio segments. The fund's target allocations will be 30% to a Large Cap Growth segment (managed by Alan J. Blake), 30% to a Large Cap Value segment (managed by John B. Cunningham), 20% to a Multi Cap Growth segment (managed by Richard Freeman), and 20% to an International-American Depositary Receipts ("ADR") segment (managed by Jeffrey J. Russell). Each segment's managers will build a portfolio of stocks that they believe will offer superior long-term capital growth potential.

The fund will be coordinated by portfolio managers who will purchase and sell securities for the fund on the basis of recommendations received from each segment's portfolio managers. These coordinating portfolio managers will identify and analyze duplicate positions that may occur if different segment managers recommend the same security for their respective segment, and they will determine whether the size of each position is appropriate for the fund. Upon consultation with the fund's segment mangers, the coordinating portfolio managers may make adjustments if one or more segments become over- or underweighted as a result of market appreciation or depreciation. The coordinating portfolio managers of the fund will be Roger Paradiso and Kirstin Mobyed.

Additionally, the fund will continue to compare its performance to the MSCI World Growth Index and the MSCI EAFE Index, and will add the Russell 3000 Index/iii/ as a benchmark. The fund will no longer compare its performance to the Russell 2500 Growth Index, the Russell 3000 Growth Index or the MSCI EAFE Growth Index.

For more information about these and other related changes, please refer to the prospectus supplement dated November 17, 2003, which was mailed to you under separate cover, or contact your financial adviser. The changes described in the prospectus supplement will become effective on or about January 21, 2004.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 12, 2003

/1/Lipper Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended October 31, 2003, calculated among 335 funds in the fund's Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.

2 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 4 through 6 for a list and percentage breakdown of the fund's holdings.

/i/The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/ii/The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries. The Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Growth Index measures the performance of the 2,500 smallest companies in the Russell 3000 with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Growth is an unmanaged index of growth stocks of companies located in Europe, Australasia and the Far East. The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
/iii/The Russell 3000 Index measures the performance of the 3,000 largest U.S.
     companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. Please note that an investor cannot invest directly in an index.


Additional Information About Your Fund
The Fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.


3 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                            OCTOBER 31, 2003


SHARES                       SECURITY                          VALUE
-----------------------------------------------------------------------
COMMON STOCK -- 100.0%
U.S. EQUITY SEGMENT -- 61.7%
Aerospace and Defense -- 3.1%
 49,400 L-3 Communications Holdings, Inc.*                  $ 2,308,956
-----------------------------------------------------------------------
Banks -- 3.2%
 88,600 Roslyn Bancorp, Inc.                                  2,386,884
-----------------------------------------------------------------------
Biotechnology -- 18.5%
 50,000 Alkermes, Inc.*                                         648,500
 32,700 Amgen Inc.*                                           2,019,552
  8,000 CancerVax Corp.*                                        102,960
 53,500 Chiron Corp.*                                         2,922,705
 49,800 Genzyme Corp.*                                        2,285,820
 65,200 IDEC Pharmaceuticals Corp.*+                          2,290,476
 56,132 ImClone Systems Inc.*                                 1,950,587
150,000 Isis Pharmaceuticals, Inc.*                             997,500
 30,098 Millennium Pharmaceuticals, Inc.*                       479,160
 75,000 Nanogen, Inc.*                                          249,750
-----------------------------------------------------------------------
                                                             13,947,010
-----------------------------------------------------------------------
Communications Equipment -- 1.2%
 75,000 C-COR.net Corp.*                                        756,000
  7,000 Nokia Oyj, Sponsored ADR                                118,930
-----------------------------------------------------------------------
                                                                874,930
-----------------------------------------------------------------------
Computers and Peripherals -- 3.5%
193,600 Maxtor Corp.*                                         2,646,512
-----------------------------------------------------------------------
Diversified Financials -- 5.2%
 30,000 Lehman Brothers Holdings Inc.                         2,160,000
 29,900 Merrill Lynch & Co., Inc.                             1,770,080
    300 National Financial Partners Corp.*                        8,130
-----------------------------------------------------------------------
                                                              3,938,210
-----------------------------------------------------------------------
Energy Equipment and Services -- 2.6%
 56,500 Weatherford International Ltd.*                       1,963,375
-----------------------------------------------------------------------
Healthcare Providers and Services -- 2.7%
 40,000 UnitedHealth Group Inc.                               2,035,200
-----------------------------------------------------------------------
Industrial Conglomerates -- 2.7%
 98,800 Tyco International Ltd.                               2,062,944
-----------------------------------------------------------------------
Media -- 12.0%
 86,650 Cablevision Systems New York Group, Class A Shares*   1,750,330
 69,400 Comcast Corp., Class A Special Shares*                2,263,828
173,300 Liberty Media Corp., Class A Shares*                  1,748,597
 88,300 Time Warner Inc.*                                     1,350,107
 48,000 Viacom Inc., Class B Shares                           1,913,760
-----------------------------------------------------------------------
                                                              9,026,622
-----------------------------------------------------------------------
Pharmaceuticals -- 2.7%
 40,000 Forest Laboratories, Inc., Class A Shares*            2,000,400
-----------------------------------------------------------------------

                      See Notes to Financial Statements.

4 Smith Barney Premier Selections Global Growth Fund
                           | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                OCTOBER 31, 2003


SHARES                     SECURITY                       VALUE
-------------------------------------------------------------------
Semiconductor Equipment and Products -- 4.3%
 78,000 Intel Corp.                                    $  2,577,900
 49,250 Micron Technology, Inc.*                            706,245
-------------------------------------------------------------------
                                                          3,284,145
-------------------------------------------------------------------
        TOTAL U.S. EQUITY SEGMENT
        (Cost -- $61,852,445)                            46,475,188
-------------------------------------------------------------------
INTERNATIONAL EQUITY SEGMENT -- 38.3%
Australia -- 1.8%
 40,000 Macquarie Bank Ltd.                                 986,878
 40,051 The News Corp. Ltd.                                 355,945
-------------------------------------------------------------------
                                                          1,342,823
-------------------------------------------------------------------
Denmark -- 1.1%
 23,500 Novo Nordisk A/S, Class B Shares                    844,267
-------------------------------------------------------------------
Finland -- 1.6%
 73,000 Nokia Oyj                                         1,238,724
-------------------------------------------------------------------
France -- 3.7%
 80,000 Axa                                               1,514,010
  8,400 Groupe Danone                                     1,265,916
-------------------------------------------------------------------
                                                          2,779,926
-------------------------------------------------------------------
Germany -- 0.8%
 10,000 Altana AG                                           629,405
-------------------------------------------------------------------
Hong Kong -- 5.4%
 84,595 HSBC Holdings PLC                                 1,274,152
251,000 Hutchison Whampoa Ltd.                            1,938,723
500,000 Li & Fung Ltd.                                      839,985
-------------------------------------------------------------------
                                                          4,052,860
-------------------------------------------------------------------
Ireland -- 1.6%
200,000 Grafton Group PLC, Units*                         1,242,324
-------------------------------------------------------------------
Japan -- 2.0%
  8,000 Canon Inc.                                          386,522
 92,000 Dowa Mining Co., Ltd.                               496,304
  9,300 Honda Motor Co., Ltd.                               366,561
    110 NTT DoCoMo, Inc.                                    237,762
-------------------------------------------------------------------
                                                          1,487,149
-------------------------------------------------------------------
Mexico -- 1.6%
458,933 Wal-Mart de Mexico S.A. de CV, Series C Shares    1,195,052
-------------------------------------------------------------------
Norway -- 0.8%
100,000 Tomra Systems ASA                                   574,518
-------------------------------------------------------------------
Singapore -- 4.4%
 94,000 Singapore Airlines Ltd.                             653,735
 80,000 Singapore Press Holdings Ltd.                       905,825
160,000 Venture Corp. Ltd.                                1,738,081
-------------------------------------------------------------------
                                                          3,297,641
-------------------------------------------------------------------

                      See Notes to Financial Statements.

5 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                OCTOBER 31, 2003


SHARES               SECURITY                 VALUE
------------------------------------------------------
Switzerland -- 4.7%
 52,700 Mettler-Toledo International Inc.* $ 2,020,518
 12,000 Novartis AG                            456,656
  2,000 Roche Holding AG                       165,227
 15,000 UBS AG                                 919,592
------------------------------------------------------
                                             3,561,993
------------------------------------------------------
United Kingdom -- 8.8%
 70,502 BP PLC                                 489,033
348,500 Capita Group PLC                     1,461,343
 23,000 HBOS PLC                               267,392
387,500 Kingfisher PLC                       1,856,535
300,000 Serco Group PLC                        903,093
790,000 Vodafone Group PLC                   1,658,003
------------------------------------------------------
                                             6,635,399
------------------------------------------------------
        TOTAL INTERNATIONAL EQUITY SEGMENT
        (Cost -- $38,887,511)               28,882,081
------------------------------------------------------
        TOTAL INVESTMENTS -- 100.0%
        (Cost -- $100,739,956**)           $75,357,269
------------------------------------------------------

* Non-income producing security.
+ Subsequent to the reporting period, the company changed its name to Biogen
  Idec Inc. due to a merger.
** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt


                      See Notes to Financial Statements.

6 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                OCTOBER 31, 2003


ASSETS:
  Investments, at value (Cost -- $100,739,956)                $ 75,357,269
  Cash                                                              55,574
  Receivable for Fund shares sold                                  113,877
  Dividends and interest receivable                                 58,818
--------------------------------------------------------------------------
  Total Assets                                                  75,585,538
--------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                  96,000
  Payable for Fund shares reacquired                                82,825
  Management fee payable                                            51,192
  Distribution plan fees payable                                    28,626
  Accrued expenses                                                  58,588
--------------------------------------------------------------------------
  Total Liabilities                                                317,231
--------------------------------------------------------------------------
Total Net Assets                                              $ 75,268,307
--------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                 $     10,280
  Capital paid in excess of par value                          160,015,694
  Accumulated net investment loss                                 (485,329)
  Accumulated net realized loss from investment transactions   (58,893,054)
  Net unrealized depreciation of investments and foreign
   currencies                                                  (25,379,284)
--------------------------------------------------------------------------
Total Net Assets                                              $ 75,268,307
--------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                          980,708
--------------------------------------------------------------------------
  Class B                                                        1,581,031
--------------------------------------------------------------------------
  Class L                                                        7,718,112
--------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                     $7.48
--------------------------------------------------------------------------
  Class B *                                                          $7.30
--------------------------------------------------------------------------
  Class L  *                                                         $7.31
--------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                        $7.87
--------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                        $7.38
--------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

7 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED OCTOBER 31, 2003


INVESTMENT INCOME:
  Dividends                                                   $   286,173
  Interest                                                            487
  Less: Foreign withholding tax                                   (18,155)
------------------------------------------------------------------------
  Total Investment Income                                         268,505
------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 6)                                 343,739
  Management fee (Note 2)                                         295,776
  Shareholder servicing fees (Note 6)                              54,271
  Audit and legal                                                  19,692
  Registration fees                                                13,043
  Shareholder communications (Note 6)                              12,367
  Custody                                                          10,803
  Directors' fees                                                   4,944
  Other                                                             2,918
------------------------------------------------------------------------
  Total Expenses                                                  757,553
------------------------------------------------------------------------
Net Investment Loss                                              (489,048)
------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES (NOTE 3):
  Realized Gain (Loss) From:
   Investment transactions                                     (3,180,501)
   Foreign currency transactions                                    3,719
------------------------------------------------------------------------
  Net Realized Loss                                            (3,176,782)
------------------------------------------------------------------------
  Change in Net Unrealized Depreciation From:
   Investments                                                 16,619,618
   Foreign currencies                                              (4,254)
------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                      16,615,364
------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                 13,438,582
------------------------------------------------------------------------
Increase in Net Assets From Operations                        $12,949,534
------------------------------------------------------------------------

                      See Notes to Financial Statements.

8 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended October 31, 2003 (unaudited) and the Year Ended April 30, 2003

                                                    October 31    April 30
-----------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                              $  (489,048) $   (837,309)
  Net realized loss                                 (3,176,782)  (23,279,271)
  Decrease in net unrealized depreciation           16,615,364     2,600,289
----------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                       12,949,534   (21,516,291)
----------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                   1,674,666     2,791,328
  Cost of shares reacquired                         (8,141,892)  (29,473,483)
----------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                     (6,467,226)  (26,682,155)
----------------------------------------------------------------------------
Increase (Decrease) in Net Assets                    6,482,308   (48,198,446)

NET ASSETS:
  Beginning of period                               68,785,999   116,984,445
----------------------------------------------------------------------------
  End of period*                                   $75,268,307  $ 68,785,999
----------------------------------------------------------------------------
* Includes accumulated net investment loss of:       $(485,329)           --
----------------------------------------------------------------------------

                      See Notes to Financial Statements.

9 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Premier Selections Global Growth Fund ("Fund"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Small Cap Growth Fund, Smith Barney Group Spectrum Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Small Cap Value Fund, Smith Barney Premier Selections All Cap Growth Fund and Smith Barney Premier Selections Large Cap Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between bid and ask price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Company determines the existence of a dividend declaration after exercising reasonable due diligence; (f) gains or losses on the sale of securities are calculated by using the specific identification method; ( g) class specific expenses are charged to each class; management fee and general Fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and ( l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

10 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended October 31, 2003, the Fund paid transfer agent fees of $37,906 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. For the six months ended October 31, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended October 31, 2003, CGM and its affiliates received sales charges of approximately $9,000 and $4,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended October 31, 2003, CDSCs paid to CGM and its affiliates for Class B shares were approximately $15,000.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended October 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

----------------------------------------------
Purchases                           $ 6,448,589
----------------------------------------------
Sales                                13,261,657
----------------------------------------------

At October 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------
Gross unrealized appreciation       $ 10,016,514
Gross unrealized depreciation        (35,399,201)
------------------------------------------------
Net unrealized depreciation         $(25,382,687)
------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Concentration of Risk

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign

11 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of these investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended October 31, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                    Class A Class B Class L
------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees   $8,661  $56,146 $278,932
-----------------------------------------------------------

For the six months ended October 31, 2003, total Shareholder Servicing fees were as follows:

                                    Class A Class B Class L
-----------------------------------------------------------
Shareholder Servicing Fees          $5,550  $9,748  $38,973
----------------------------------------------------------

For the six months ended October 31, 2003, total Shareholder Communication expenses were as follows:

                                    Class A Class B Class L
-----------------------------------------------------------
Shareholder Communication Expenses  $1,554  $2,741  $8,072
----------------------------------------------------------

7. Capital Shares

At October 31, 2003, the Company had 10 billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                        Six Months Ended           Year Ended
                        October 31, 2003         April 30, 2003
                     ---------------------  ------------------------
                      Shares      Amount      Shares       Amount
---------------------------------------------------------------------
Class A
Shares sold            68,845  $   488,128     153,359  $    923,083
Shares reacquired    (104,702)    (721,850)   (567,887)   (3,320,409)
--------------------------------------------------------------------
Net Decrease          (35,857) $  (233,722)   (414,528) $ (2,397,326)
--------------------------------------------------------------------
Class B
Shares sold           102,372  $   699,806     177,183  $  1,056,029
Shares reacquired    (202,879)  (1,393,022)   (563,736)   (3,307,132)
--------------------------------------------------------------------
Net Decrease         (100,507) $  (693,216)   (386,553) $ (2,251,103)
--------------------------------------------------------------------
Class L
Shares sold            71,024  $   486,732     136,601  $    812,216
Shares reacquired    (878,149)  (6,027,020) (3,842,969)  (22,845,942)
--------------------------------------------------------------------
Net Decrease         (807,125) $(5,540,288) (3,706,368) $(22,033,726)

---------------------------------------------------------------------

12 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

8. Fund Name Change and New Investment Strategies

Effective January 21, 2004, the Fund's name will change to Smith Barney Multiple Discipline Funds -- Global All Cap Growth and Value Fund. The Fund will be made up of four segments: Large Cap Growth, Large Cap Value, Multi-Cap Growth and International-American Depositary Receipts (ADR).

The Fund will invest primarily in equity securities across a broad range of management disciplines seeking to optimize results and reduce volatility. The Fund will seek to reduce company-specific risk by minimizing overlap of securities across equity styles and reduce industry-specific risk by minimizing concentration in particular industry groups across equity styles.

The Large Cap Growth segment will seek to invest in large capitalization growth stocks that in the manager's opinion are of high quality and have superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style will focus on more consistent growth of capital while seeking to reduce volatility of returns. The Large Cap Value segment will seek to invest in established, undervalued companies that the manager believes to be experiencing a fundamental, positive change that is not reflected in the stock price. The Multi-Cap Growth segment will seek to invest in companies that the managers believe to have strong fundamentals and the potential for rapid earnings growth. The International-ADR segment will seek to build a long-term, diversified portfolio with exceptional risk/reward characteristics.

The Fund's investment advisory fee payable to SBFM will be reduced to the rate of 0.75% from 0.80% based on the average daily net assets of the Fund. This fee is accrued daily and paid monthly. In addition, the Fund will continue to compare its performance to the MSCI World Growth Index and the MSCI EAFE Index and will add the Russell 3000 Index as a benchmark. These benchmarks more accurately reflect the universe of stocks available to the Fund than the Fund's other current benchmarks, the Russell 2500 Growth Index, the Russell 3000 Growth Index and the MSCI EAFE Growth Index.

9. Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

13 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Class A Shares                             2003/(1)(2)/   2003/(2)/    2002/(2)/    2001/(2)(3)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $6.24         $7.52        $9.64        $11.40
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.02)        (0.03)       (0.07)        (0.06)
 Net realized and unrealized gain (loss)      1.26         (1.25)       (2.05)        (1.70)
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.24         (1.28)       (2.12)        (1.76)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $7.48         $6.24        $7.52        $ 9.64
--------------------------------------------------------------------------------------------
Total Return                                 19.87%++     (17.02)%     (21.99)%      (15.44)%++
--------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $7,336        $6,339      $10,768       $17,701
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.21%+        1.63%        1.35%         1.37%+
 Net investment loss                         (0.49)+       (0.54)       (0.84)        (0.69)+
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          9%            7%           2%           11%
--------------------------------------------------------------------------------------------

(1) For the six months ended October 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period June 30, 2000 (inception date) to April 30, 2001.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

14 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

For a share of each class of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Class B Shares                                2003/(1)(2)/   2003/(2)/   2002/(2)/     2001/(2)(3)/
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $6.11          $7.43       $9.58         $11.40
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                           (0.05)         (0.07)      (0.13)         (0.13)
 Net realized and unrealized gain (loss)        1.24          (1.25)      (2.02)         (1.69)
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             1.19          (1.32)      (2.15)         (1.82)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $7.30          $6.11       $7.43         $ 9.58
-----------------------------------------------------------------------------------------------
Total Return                                   19.48%++      (17.77)%    (22.44)%       (15.96)%++
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $11,535        $10,274     $15,359        $23,375
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       2.10%+         2.40%       2.04%          2.12%+
 Net investment loss                           (1.38)+        (1.31)      (1.54)         (1.45)+
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            9%             7%          2%            11%
-----------------------------------------------------------------------------------------------

(1) For the six months ended October 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period June 30, 2000 (inception date) to April 30, 2001.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

15 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

For a share of each class of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Class L Shares                               2003/(1)(2)/  2003/(2)/  2002/(2)/ 2001/(2)(3)/
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $6.12         $7.43      $9.58      $11.40
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                           (0.05)        (0.07)     (0.13)      (0.12)
 Net realized and unrealized gain (loss)        1.24         (1.24)     (2.02)      (1.70)
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             1.19         (1.31)     (2.15)      (1.82)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $7.31         $6.12      $7.43      $ 9.58
--------------------------------------------------------------------------------------------
Total Return                                   19.44%++     (17.63)%   (22.44)%    (15.96)%++
--------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $56,397       $52,173    $90,857    $162,541
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       2.14%+        2.27%      2.04%       2.08%+
 Net investment loss                           (1.42)+       (1.18)     (1.54)      (1.39)+
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            9%            7%        2 %         11%
--------------------------------------------------------------------------------------------

(1) For the six months ended October 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period June 30, 2000 (inception date) to April 30, 2001.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

16 Smith Barney Premier Selections Global Growth Fund | 2003 Semi-Annual Report

                                 SMITH BARNEY
                              PREMIER SELECTIONS
                              GLOBAL GROWTH FUND



          DIRECTORS                    INVESTMENT MANAGER
          Paul R. Ades                 Smith Barney Fund
          Herbert Barg                   Management LLC
          Dwight B. Crane
          R. Jay Gerken, CFA           DISTRIBUTORS
            Chairman                   Citigroup Global Markets Inc.
          Frank G. Hubbard             PFS Distributors, Inc.
          Jerome H. Miller
          Ken Miller                   CUSTODIAN
                                       State Street Bank and
          OFFICERS                       Trust Company
          R. Jay Gerken, CFA
          President and                TRANSFER AGENT
          Chief Executive Officer      Citicorp Trust Bank, fsb.
                                       125 Broad Street, 11th Floor
          Andrew B. Shoup*             New York, New York 10004
          Senior Vice President and
          Chief Administrative Officer SUB-TRANSFER AGENTS
                                       PFPC Inc.
          Richard L. Peteka            P.O. Box 9699
          Chief Financial Officer      Providence, Rhode Island
          and Treasurer                02940-9699

          Richard A. Freeman, CFA      Primerica Shareholder Services
          Vice President and           P.O. Box 9662
          Investment Officer           Providence, Rhode Island
                                       02940-9662
          Jeffrey J. Russell, CFA
          Vice President and
          Investment Officer

          Kaprel Ozsolak
          Controller

          Robert I. Frenkel
          Secretary* and
          Chief Legal Officer

          * As of November 25, 2003.

   Smith Barney Investment Funds Inc.


   Smith Barney Premier Selections Global Growth Fund
   The Fund is separate investment fund of the Smith Barney Investment
    Funds Inc., a Maryland corporation.






 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



 This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Premier Selections Global Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY PREMIER SELECTIONS GLOBAL GROWTH FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02106 12/03                                                           03-5783

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.

By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        Smith Barney Investment Funds Inc.

Date: December 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        Smith Barney Investment Funds Inc.

Date: December 29, 2003

By:     /s/ Richard L. Peteka
        Richard L. Peteka
        Chief Financial Officer of
        Smith Barney Investment Funds Inc.

Date: December 29, 2003